Annual Fund Operating Expenses - CLASS I - NICHOLAS EQUITY INCOME FUND INC - CLASS I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.70%